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                          [PACIFIC CAPITAL FUNDS LOGO]

                               CLASS A/B/Y SHARES

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                    PROSPECTUS SUPPLEMENT DATED MAY 8, 2003
                      TO PROSPECTUS DATED DECEMBER 1, 2002

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SUSPENSION OF CLASS B SHARES

The Distributor's financing arrangements for advancing brokerage commissions to investment representatives on sales of Class B shares will expire on May 31, 2003. Accordingly, the offering of Class B Shares by all series of the Trust (the "Funds") will be suspended effective June 1, 2003. The suspension will remain in effect until further notice ("Suspension Period"). On and after June 1, 2003, investors will not be able to make new purchases of Class B Shares, but Class B shareholders of a Fund will be allowed to continue to exchange into Class B Shares of another Fund. Dividends or distributions that are currently being reinvested in Class B Shares will continue to be reinvested in Class B Shares during the Suspension Period. Any amounts designated for investment in Class B Shares pursuant to the Funds' Auto Invest Plan will be invested in Class B Shares through May 31, 2003. After such time, such Auto Invest Plans will be discontinued unless instructions are otherwise received from the investor designating investment in another class of shares.

PACIFIC CAPITAL GROWTH AND INCOME FUND

The Pacific Capital Growth and Income Fund's investment objectives have been changed from "current income and, secondarily, long term capital appreciation" to "long term capital appreciation and, secondarily, current income."

PACIFIC CAPITAL BALANCED FUND

The Pacific Capital Balanced Fund is no longer open for investment.
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PACIFIC CAPITAL NEW ASIA GROWTH FUND AND PACIFIC CAPITAL INTERNATIONAL STOCK
FUND

Effective January 1, 2003, the Pacific Capital New Asia Growth Fund and Pacific Capital International Stock Fund (each, a "Fund") implemented a redemption fee. This fee is assessed on redemptions and exchanges of Fund shares within 90 days from the date the Fund shares were acquired. This fee does not apply to Fund shares acquired prior to January 1, 2003.

1. The following information, as applicable: (i) is added to the "Fees and Expenses" section of the Pacific Capital New Asia Growth Fund's Fee Table on page 25 of the Class A/B Prospectus and page 19 of the Class Y Prospectus; and (ii) is added to the "Fees and Expenses" section of the Pacific Capital International Stock Fund's Fee Table on page 29 of the Class A/B Prospectus and page 23 of the Class Y Prospectus:

      SHAREHOLDER TRANSACTION EXPENSES
      (EXPENSES PAID BY YOU DIRECTLY)                CLASS A SHARES   CLASS B SHARES   CLASS Y SHARES
      -----------------------------------------------------------------------------------------------
      Redemption/Exchange Fee                             None             None             None
      (as a percentage of amount redeemed or exchanged)(a)

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(a) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased prior to January 1, 2003. Additionally, this fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

The remainder of the Fee Table and the footnotes remain the same.

2. The following is inserted as the last paragraph in the "General Policies on Selling Shares" section on page 71 of the Class A/B Prospectus and page 58 of the Class Y Prospectus:

   REDEMPTION FEES

   The Pacific Capital New Asia Growth Fund and Pacific Capital International Stock Fund assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee only applies to shares purchased after January 1, 2003. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

3. The following information replaces the information after "See 'Selling Your Shares' for important information about telephone transactions" in the right hand column at the bottom of the page in the "Instructions for Exchanging Shares" section on page 79 of the Class A/B Prospectus and page 59 of the Class Y Prospectus:

   - exchange activity may be limited to two substantial exchanges within one calendar year period

   - each Fund may refuse any purchase or exchange request for Fund shares if management determines that such request could adversely affect the Fund's NAV, including as a result of the shareholder's excessive trading (to be determined at management's discretion)

   - each Fund may, after prior warning and notification, close an account due to excessive trading

   In addition, each of the following Pacific Capital Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund into another Pacific Capital Fund if you have held those shares for less than 90 days:

FUND                                                          EXCHANGE FEE
----                                                          ------------
Pacific Capital New Asia Growth Fund                              2.00%
Pacific Capital International Stock Fund                          2.00%

   The exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee only applies to shares of the applicable Funds purchased, or exchanged for, after January 1, 2003. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

FUND MANAGEMENT

The following information replaces the information in the section entitled "Fund Management - Portfolio Managers" commencing on page 61 of the Class A/B Prospectus and page 49 of the Class Y Prospectus:

PORTFOLIO MANAGERS

Management of the Funds is coordinated by the Adviser's registered investment adviser unit, which is staffed with 19 people, including 2 Chartered Financial Analysts and 5 MBAs. The Adviser's Equity Investment Team is responsible for managing the Growth Stock, Growth and Income and Value Funds. Individual portfolio managers are responsible for managing the other Funds.

GROWTH STOCK FUND, GROWTH AND INCOME AND VALUE FUNDS. Effective March 1, 2003, the Equity Investment Team of the Asset Management Group of Bank of Hawaii is responsible for managing these three Funds. Team members include Howard Hodel, Clyde Powers, Bill Carpenter, Teresa Yee, and Laughon Byrant. Mr. Hodel, an Executive Vice President and Manager of the Adviser's registered investment adviser unit, has been head of Bank of Hawaii's Investment Services Group Analytics and Risk Management since January 2003; previously he served at Bank of America from 1994 to 2003 as the Managing Director of Market Risk Control Investments, and from 1987 to 1994 as Vice President in Corporate Finance. Mr. Powers, CFA, a Vice President of the Adviser, joined the Adviser in 1997; he previously served as a Portfolio Manager for Amcore Investment Group from 1995 to 1997, and as Managing Director-Investment Operations for Union Capital Advisors from 1984 to 1995. Mr. Carpenter, a Vice President of the Adviser, rejoined the Adviser in 1999; he previously served as a small cap analyst for Greenville Capital Management from 1996 to 1998, as a Portfolio Manager for First Hawaiian Bank's Trust Division from 1985 to 1995 and as the Risk Manager for Bank of Hawaii from 1980 to 1984. Ms. Yee, a Vice President and Portfolio Manager of the Adviser, joined the Adviser in 1998; previously she served as an Equity Analyst from 1993 to 1997 at CIBC Oppenheimer. Mr. Bryant, an Assistant Vice President, has served the Adviser as a Securities Analyst since 1997; previously he served as Portfolio Manager from 1993 to 1997 in First Hawaiian Bank's Trust and Investments Division.

SMALL CAP FUND. A team led by Mark Stuckelman is responsible for the day-to-day management of the Fund. Mr. Stuckelman, Lead Portfolio Manager, has 12 years investment experience. Prior to joining NACM in 1995, Mr. Stuckelman was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group.

NEW ASIA GROWTH FUND. Kes Visuvalingam, CFA, is responsible for day-to-day management of the Fund. Mr. Visuvalingam, Director of Asian Equities for First State Investments Asia, heads a team of 8 investment professionals based in Hong Kong and Singapore. He has 2 years prior investment management experience with Murray Johnstone Asia and UBS Brinson Asset Management, based in London, Chicago and Singapore. He is assisted in the management of the group's investments within North Asia by Martin Lau, CFA. Mr. Lau is based in Hong Kong and has 7 years of investment experience managing Greater China and regional portfolios. The Asian investment operations cooperate closely with the UK-based Global Emerging Markets team, headed by Angus Tulloch. Mr. Tulloch has over 20 years of investment experience. He has been managing clients' assets for the firm since 1988. Prior to this, he was a Chartered Accountant at Whinney Murray and Company and a regional analyst at Cazenove & Co. (Hong Kong).

INTERNATIONAL STOCK FUND. A team led by Loretta Morris is responsible for the day-to-day management of the Fund. Ms. Morris, who is responsible for portfolio management and research at NACM since 1990, has 11 years prior investment experience, including portfolio management with Collins Associates.

TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES
FUND. Effective March 1, 2003, Robert Crowell, Executive Vice President of Bank of Hawaii and Senior Portfolio Manager on the Fixed Income Investment Team of the Asset Management Group of Bank of Hawaii, is responsible for the day-to-day management of these two Funds. Mr. Crowell has been with Bank of Hawaii for 33 years. As Chief Investment Officer of the Treasury Group, he also manages the Bank's $3 billion investment portfolio. From 1984 to 1993, he was the principal of the Bank's Municipal Securities Dealer operations.

DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, and Senior Portfolio Manager of the Fixed Income Investment Team of the Asset Management Group of Bank of Hawaii, has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined the adviser as a Portfolio Manager in 1983.

ULTRA SHORT GOVERNMENT FUND AND SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND. Edward Haik, Vice President of the Asset Management Group of Bank of Hawaii, is the Portfolio Manager for these two Funds. Mr. Haik has 11 years prior experience in the investment industry, his most recent six years as a portfolio manager at The Asset Management Group of Bank of Hawaii. Prior to joining the Adviser, he held positions at Garban Tokyo, Ltd., Cantor Fitzgerald Securities, and Merrill Lynch.

The Statement of Additional Information has more detailed information about the Adviser and other service providers.
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     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

PCP0043S6